                        SUPPLEMENT DATED AUGUST 1, 2001
                                       to

                          PROSPECTUS DATED MAY 1, 2001
                                      for

             Individual Flexible Payment Variable Annuity Contract

                                   Issued by
                          MONY Life Insurance Company
                            MONY Variable Account A

THIS SUPPLEMENT CORRECTS CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

THE EXAMPLES ON PAGES 7 THROUGH 9 ARE CORRECTED TO READ AS FOLLOWS:

EXAMPLE

     If you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                              AFTER     AFTER     AFTER     AFTER
                         SUBACCOUNT                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                         ----------                           ------   -------   -------   --------
MONY Intermediate Term Bond.................................   $ 85     $121      $158       $229
MONY Long Term Bond.........................................   $ 85     $120      $157       $227
MONY Government Securities..................................   $ 85     $121      $158       $229
MONY Money Market...........................................   $ 83     $117      $151       $214
Enterprise Mid-Cap Growth...................................   $ 92     $138      $186       $285
Enterprise Multi-Cap Growth.................................   $ 89     $135      $182       $279
Enterprise Small Company Growth.............................   $ 90     $135      $182       $280
Enterprise Small Company Value..............................   $ 87     $129      $172       $257
Enterprise Capital Appreciation.............................   $ 87     $128      $170       $254
Enterprise Equity...........................................   $ 87     $128      $171       $255
Enterprise Equity Income....................................   $ 87     $129      $171       $256
Enterprise Growth...........................................   $ 87     $127      $169       $251
Enterprise Growth and Income................................   $ 87     $128      $170       $253
Enterprise Emerging Countries...............................   $104     $162      $221       $352
Enterprise International Growth.............................   $ 89     $133      $179       $273
Enterprise Worldwide Growth.................................   $105     $155      $207       $318
Enterprise Balanced.........................................   $ 88     $131      $175       $264
Enterprise Managed..........................................   $ 87     $127      $168       $250
Enterprise High Yield Bond..................................   $ 86     $125      $165       $243
The Dreyfus Socially Responsible Growth.....................   $ 86     $126      $166       $246
Dreyfus Stock Index.........................................   $ 82     $111      $141       $191
Fidelity VIP Growth.........................................   $ 86     $125      $165       $242
Fidelity VIP II Contrafund(R)...............................   $ 86     $125      $165       $242
Fidelity VIII Growth Opportunities..........................   $ 87     $125      $166       $244
Janus Aspen Series Aggressive Growth........................   $ 85     $122      $161       $234
Janus Aspen Series Capital Appreciation.....................   $ 85     $123      $161       $235
Janus Aspen Series Worldwide Growth.........................   $ 86     $123      $162       $237
Janus Aspen Series Balanced.................................   $ 85     $122      $161       $234

     If you annuitize at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                              AFTER     AFTER     AFTER     AFTER
                         SUBACCOUNT                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                         ----------                           ------   -------   -------   --------
MONY Intermediate Term Bond.................................   $ 85     $121      $106       $229
MONY Long Term Bond.........................................   $ 85     $120      $105       $227
MONY Government Securities..................................   $ 85     $121      $106       $229
MONY Money Market...........................................   $ 83     $117      $ 99       $214
Enterprise Mid-Cap Growth...................................   $ 92     $138      $135       $285
Enterprise Multi-Cap Growth.................................   $ 89     $135      $131       $279
Enterprise Small Company Growth.............................   $ 90     $135      $131       $280
Enterprise Small Company Value..............................   $ 87     $129      $120       $257
Enterprise Capital Appreciation.............................   $ 87     $128      $118       $254
Enterprise Equity...........................................   $ 87     $128      $119       $255
Enterprise Equity Income....................................   $ 87     $129      $119       $256
Enterprise Growth...........................................   $ 87     $127      $117       $251
Enterprise Growth and Income................................   $ 87     $128      $118       $253
Enterprise Emerging Countries...............................   $104     $162      $172       $352
Enterprise International Growth.............................   $ 89     $133      $128       $273
Enterprise Worldwide Growth.................................   $105     $155      $158       $318
Enterprise Balanced.........................................   $ 88     $131      $123       $264
Enterprise Managed..........................................   $ 87     $127      $116       $250
Enterprise High Yield Bond..................................   $ 86     $125      $113       $243
The Dreyfus Socially Responsible Growth.....................   $ 86     $126      $114       $246
Dreyfus Stock Index.........................................   $ 82     $111      $ 88       $191
Fidelity VIP Growth.........................................   $ 86     $125      $113       $242
Fidelity VIP II Contrafund(R)...............................   $ 86     $125      $113       $242
Fidelity VIII Growth Opportunities..........................   $ 87     $125      $114       $244
Janus Aspen Series Aggressive Growth........................   $ 85     $122      $108       $234
Janus Aspen Series Capital Appreciation.....................   $ 85     $123      $109       $235
Janus Aspen Series Worldwide Growth.........................   $ 86     $123      $110       $237
Janus Aspen Series Balanced.................................   $ 85     $122      $108       $234

     If you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                              AFTER     AFTER     AFTER     AFTER
                         SUBACCOUNT                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                         ----------                           ------   -------   -------   --------
MONY Intermediate Term Bond.................................   $20      $ 62      $106       $229
MONY Long Term Bond.........................................   $20      $ 61      $105       $227
MONY Government Securities..................................   $20      $ 62      $106       $229
MONY Money Market...........................................   $18      $ 57      $ 99       $214
Enterprise Mid-Cap Growth...................................   $28      $ 80      $135       $285
Enterprise Multi-Cap Growth.................................   $25      $ 76      $131       $279
Enterprise Small Company Growth.............................   $25      $ 77      $131       $280
Enterprise Small Company Value..............................   $23      $ 70      $120       $257
Enterprise Capital Appreciation.............................   $22      $ 69      $118       $254
Enterprise Equity...........................................   $23      $ 69      $119       $255
Enterprise Equity Income....................................   $23      $ 70      $119       $256
Enterprise Growth...........................................   $22      $ 68      $117       $251
Enterprise Growth and Income................................   $22      $ 69      $118       $253
Enterprise Emerging Countries...............................   $40      $105      $172       $352

                                       (2)

                                                              AFTER     AFTER     AFTER     AFTER
                         SUBACCOUNT                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                         ----------                           ------   -------   -------   --------
Enterprise International Growth.............................   $24      $ 75      $128       $273
Enterprise Worldwide Growth.................................   $42      $ 98      $158       $318
Enterprise Balanced.........................................   $23      $ 72      $123       $264
Enterprise Managed..........................................   $22      $ 68      $116       $250
Enterprise High Yield Bond..................................   $21      $ 66      $113       $243
The Dreyfus Socially Responsible Growth.....................   $22      $ 67      $114       $246
Dreyfus Stock Index.........................................   $16      $ 51      $ 88       $191
Fidelity VIP Growth.........................................   $21      $ 66      $113       $242
Fidelity VIP II Contrafund(R)...............................   $21      $ 66      $113       $242
Fidelity VIII Growth Opportunities..........................   $22      $ 66      $114       $244
Janus Aspen Series Aggressive Growth........................   $20      $ 63      $108       $234
Janus Aspen Series Capital Appreciation.....................   $21      $ 63      $109       $235
Janus Aspen Series Worldwide Growth.........................   $21      $ 64      $110       $237
Janus Aspen Series Balanced.................................   $20      $ 63      $108       $234

Form No. 14427 SL (Supp 8/1/01)                       Registration No. 333-72259

                                       (3)